[LETTERHEAD OF THE RESERVE]

VIA EDGAR

December 12, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Reserve Short-Term Investment Trust
File Nos. 333-112108, 811-21492
Post-Effective Amendment No. 9

Ladies and Gentlemen:

On behalf of Reserve Short-Term Investment Trust (the “Trust”), this letter will serve as certification under paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of prospectus and statement of additional information does not differ from the prospectus and statement of additional information contained in Post-Effective Amendment No. 9 to the registration statement of the Trust on Form N-1A as filed electronically on December 7, 2007. If you have any questions, please contact the undersigned at (212) 401-5570.

Sincerely,

/s/ Catherine Crowley
Catherine Crowley